Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member]	6 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Condensed Cash Flow Statements, Captions [Line Items]
Net loss	$ (25,847)	$ (3,293)	$ (138,030)
Change in operating assets and liabilities:
Net cash used in operating activities	(25,847)	(3,293)	(138,030)
Cash flows from investing activities
Investment in a subsidiary
Net cash used in investing activities
Cash flows from financing activities
Advance from a subsidiary	25,216	3,091	138,030
Subscription received from shareholders
Net cash used in financing activities	25,216	3,091	138,030
Net change in cash and cash equivalents	(631)	(202)
Cash and cash equivalents at the beginning of the period	90,107	11,600
Cash and cash equivalents at the end of the period	$ 89,476	$ 11,398